STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)	$ 279,961	$ (7,332,474)	$ 2,753,593
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock based compensation for consulting fees	136,774	0	41,845
Accrued interest	282	0	0
Accretion expense	13,970	6,566	13,622
Change in fair value of derivative liability	(538,826)	(584,880)	(3,006,205)
(Gain) Loss on disposal of oil and gas properties	(42,502)	0	45,355
Impairment of oil and gas properties	164,566	7,831,570	0
Change in assets and liabilities
Interest receivable	0	(1,153)	(8,693)
GST receivable	(715)	(468)	7,837
Prepaid expenses	1,365	(1,385)	4,012
Accounts payable	375	48,871	(35,056)
Accrued liabilities	(29,679)	15,329	(30,437)
Net cash used in operating activities	(14,429)	(18,024)	(214,127)
Cash flows from investing activities
Deposits	0	(998)	(4,996)
Acquisition of oil and gas interests	(127,805)	(156,060)	(62,285)
Proceeds from the sale of the property	42,502	0	0
Notes receivable advances	0	0	(33,353)
Notes receivable advances to related party	0	(42,063)	(20,315)
Net cash used in investing activities	(85,303)	(199,121)	(120,949)
Cash flows from financing activities
Proceeds from issuance of common stock and warrants	0	76,000	0
Proceeds from the issuance of common stock	176,052	147,000	219,990
Stock subscriptions received	0	0	21,514
Proceeds from loan financing	0	0	13,835
Repayment of loan financing	0	0	(7,225)
Net cash provided by financing activities	176,052	223,000	248,114
Foreign exchange effect on cash	(34,797)	(515)	(29,370)
Net increase (decrease) in cash	41,523	5,340	(116,332)
Cash, beginning balance	7,881	2,541	118,873
Cash, ending balance	18,591	7,881	2,541
Supplemental disclosure of cash paid for:
Interest	0	0	0
Income taxes	0	0	0
Non-cash investing and financing activities
Reclass of additional paid-in capital to derivative liability	0	169,700
Oil and gas acquisitions accrued	36,761	94,654	0
Shares issued for acquisition of oil and gas properties	0	867,443	0
Note receivable used for acquisition of oil and gas properties	0	271,380	0
Common stock issued for subscription payable	$ 0	$ 21,514	$ 0